Fair Value Measurements (Details) - Schedule of liabilities that are measured at fair value on a recurring basis	9 Months Ended
Sep. 30, 2021 USD ($)
Level 1 [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 345,010,887
Level 1 [Member] | Public Warrants [Member]
Liabilities:
Warrant Liability	6,468,750
Level 2 [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant Liability	$ 4,700,000